INTANGIBLE ASSETS - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 107	$ 106
Changes in intangible assets and goodwill [abstract]
Amortisation for the year	1	1	$ 1
Impairment of Goodwill	0	0
Ending balance	98	107	106
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		208	214
Changes in intangible assets and goodwill [abstract]
Additions			1
Translation			(7)
Ending balance			208
Cost less impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	200	200
Changes in intangible assets and goodwill [abstract]
Additions	1	1
Transfers and other movements		1
Translation	(10)	(2)
Ending balance	191	200	200
Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(102)	(92)
Changes in intangible assets and goodwill [abstract]
Transfers and other movements	14
Amortisation for the year			1
Impairment of Goodwill			8
Translation			1
Ending balance			(102)
Accumulated amortisation and impairments, less impairment write off
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(93)	(94)
Changes in intangible assets and goodwill [abstract]
Amortisation for the year	1	1
Translation	(1)	(2)
Ending balance	(93)	(93)	(94)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	105	105
Changes in intangible assets and goodwill [abstract]
Ending balance	95	105	105
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		113	119
Changes in intangible assets and goodwill [abstract]
Additions			0
Translation			(6)
Ending balance			113
Goodwill | Cost less impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	105	105
Changes in intangible assets and goodwill [abstract]
Additions	0	0
Transfers and other movements		0
Translation	(10)	0
Ending balance	95	105	105
Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(8)	0
Changes in intangible assets and goodwill [abstract]
Amortisation for the year			0
Impairment of Goodwill			8
Translation			0
Ending balance			(8)
Goodwill | Accumulated amortisation and impairments, less impairment write off
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Changes in intangible assets and goodwill [abstract]
Amortisation for the year	0	0
Translation	0	0
Ending balance	0	0	0
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2	1
Changes in intangible assets and goodwill [abstract]
Ending balance	3	2	1
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		95	95
Changes in intangible assets and goodwill [abstract]
Additions			1
Translation			(1)
Ending balance			95
Other | Cost less impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	95	95
Changes in intangible assets and goodwill [abstract]
Additions	1	1
Transfers and other movements		1
Translation	0	(2)
Ending balance	96	95	95
Other | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(94)	(92)
Changes in intangible assets and goodwill [abstract]
Amortisation for the year			1
Impairment of Goodwill			0
Translation			1
Ending balance			(94)
Other | Accumulated amortisation and impairments, less impairment write off
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(93)	(94)
Changes in intangible assets and goodwill [abstract]
Amortisation for the year	1	1
Translation	(1)	(2)
Ending balance	$ (93)	$ (93)	$ (94)